SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Non-capital loss carry forwards	$ 15,421,255	$ 11,214,790
Other temporary differences	12,123	16,283
Valuation allowance	(15,433,378)	(11,231,073)
Deferred tax assets